Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2020
Trade and other current payables [abstract]
Accounts payable and accrued liabilities	14. Accounts payable and accrued liabilities

	December 31, 2020	December 31, 2019

Trade payables	$65,060	$67,107
Taxes payable	10,997	13,205
Accrued expenses	103,315	58,792
	$179,372	$139,104